Investments in and Advances to Equity Accounted Investments (Tables)	6 Months Ended
Jun. 30, 2015
Equity Method Investments and Joint Ventures [Abstract]
Schedule of Investments in and Advances to Equity Accounted Investments

	As at June 30, 2015 $	As at December 31, 2014 $
High-Q Joint Venture	20,321	18,948
Tanker Investments Ltd.	40,329	36,915
Teekay Tanker Operations Ltd.	18,916	17,534

Total	79,566	73,397